UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Walker & Dunlop Commercial Property Funding I CB, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period period January 1, 2019 to December 31, 2019

Date of Report (Date of earliest event reported)  January 17, 2020

Commission File Number of securitizer: 025-03019

Central Index Key Number of securitizer: 0001685933

Richard M. Lucas

Executive Vice President, General Counsel & Secretary

(301) 634-2150

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 17, 2020

WALKER & DUNLOP COMMERCIAL PROPERTY FUNDING I CB, LLC (Securitizer)

By:	/s/ Richard M. Lucas
Name:	Richard M. Lucas
Title:	Executive Vice President, General Counsel & Secretary